Document and Entity Information	Aug. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity Registrant Name	NICHOLAS FINANCIAL, INC.
Entity Central Index Key	0001000045
Entity Incorporation, State or Country Code	Z4
Securities Act File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Address, Address Line One	2454 McMullen Booth Road
Entity Address, Address Line Two	Building C
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	726-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false